Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			9 Months Ended
	Nov. 08, 2023	Mar. 31, 2023	Sep. 30, 2023	Nov. 07, 2023	Jan. 01, 2023
Subsequent Events [Line Items]
Cash paid for acquire	$ 1,000,000
Purchase agreement	590,000
Combined acquisitions			$ 1,990,000
Convertible Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Authorized preferred stock (in Shares)				2,000,000
Preferred stock per share (in Dollars per share)				$ 0.25
Class A Common Stock [Member]
Subsequent Events [Line Items]
Issuance of dividend	$ 400,000
Convertible Debentures [Member]
Subsequent Events [Line Items]
Proceeds from issuance of convertible debentures		$ 650,000
Convertible promissory notes, interest percentage		6.00%
Chief Executive Officer [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)					50,000